Financial instruments and related risk management (Exposure to credit risk receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 309,570	$ 413,792
Allowance For Credit Losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0
Gross carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	309,570
Gross carrying amount [Member] | Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	291,492
Gross carrying amount [Member] | Non-Investment Grade Rating [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 18,078